Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Instrument [Line Items]
Schedule of Long-Term Debt Instruments

Puget Energy		At December 31,
(Dollars in Thousands)	Due	2011	2010
PSE long-term debt	Various	$3,773,845	$3,463,860
Fair value adjustment of PSE long-term debt [1]		(276,322)	(284,187)
Term-loan	2014	298,000	782,000
Capital expenditures facility	2014	545,000	258,000
6.500% senior secured note	2020	450,000	450,000
6.000% senior secured note	2021	500,000	—
Original discount on Puget Energy term-loan and capital expenditures facility	N/A	(13,144)	(26,947)
Unamortized discount on senior secured note	N/A	(12)	(13)
Total Puget Energy long-term debt		$5,277,367	$4,642,713
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1.	For additional information regarding fair value adjustments, see Note 3

Schedule of Maturities of Long-Term Debt
The principal amounts of long-term debt maturities for the next five years and thereafter are as follows:

(Dollars in Thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Maturities of:
PSE long-term debt	$—	13,000	$—	162,000	250,000	3,348,860	3,773,860
Puget Energy long-term debt	—	—	843,000	—	—	950,000	1,793,000
Puget Energy long-term debt	$—	13,000	843,000	162,000	250,000	4,298,860	5,566,860

PUGET SOUND ENERGY, INC.
Debt Instrument [Line Items]
Schedule of Long-Term Debt Instruments

Puget Sound Energy (Dollars in Thousands)
First Mortgage Bonds, Pollution Control Bonds , Senior Notes and Junior Subordinated Notes
		At December 31,					At December 31,
Series	Due	2011	2010	Series		Due	2011	2010
7.690%	2011	$—	$260,000	5.000%	[1]	2031	$138,460	$138,460
6.830%	2013	3,000	3,000	5.100%	[1]	2031	23,400	23,400
6.900%	2013	10,000	10,000	5.483%		2035	250,000	250,000
5.197%	2015	150,000	150,000	6.724%		2036	250,000	250,000
7.350%	2015	10,000	10,000	6.274%		2037	300,000	300,000
7.360%	2015	2,000	2,000	5.757%		2039	350,000	350,000
6.750%	2016	250,000	250,000	5.764%		2040	250,000	250,000
6.740%	2018	200,000	200,000	5.795%		2040	325,000	325,000
9.570%	2020	—	25,000	4.434%		2041	250,000	—
7.150%	2025	15,000	15,000	5.638%		2041	300,000	—
7.200%	2025	2,000	2,000	4.700%		2051	45,000	—
7.020%	2027	300,000	300,000	6.974%	[2]	2067	250,000	250,000
7.000%	2029	100,000	100,000
Total PSE long-term debt							$3,773,860	$3,463,860
Unamortized discount on senior notes							(15)	—
Net PSE long-term debt							$3,773,845	$3,463,860
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1.	Pollution Control Bonds

2.	Junior Subordinated Notes